Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Operations (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 2,695	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 11,152	$ 10,809	$ 10,680
(Loss) income before income taxes and equity earnings in affiliates	(111)	36	(266)	5	(178)	(136)	(198)	(183)	(276)	(403)	(793)	(909)
Income tax expense (benefit)	3	28	(23)	40	37	(15)	29	11	62	82	87	(224)
Net (loss) income attributable to First Data Corporation	(112)	$ 12	$ (235)	$ (34)	(201)	$ (124)	$ (219)	$ (187)	$ (339)	(458)	(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation	(268)				(218)					(798)	(906)	(655)
Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues	0				0					0	0	0
(Loss) income before income taxes and equity earnings in affiliates	(115)				(278)					(919)	(1,171)	(1,244)
Income tax expense (benefit)	(3)				(77)					(461)	(302)	(543)
Net (loss) income attributable to First Data Corporation	(112)				(201)					(458)	(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation	(267)				(218)					(798)	(906)	(655)
Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	1,680				1,642					6,847	6,665	6,569
(Loss) income before income taxes and equity earnings in affiliates	140				160					1,056	564	561
Income tax expense (benefit)	3				65					377	250	252
Net (loss) income attributable to First Data Corporation	185				141					881	483	447
Comprehensive (loss) income attributable to First Data Corporation	158				120					709	453	447
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	1,102				1,072					4,623	4,431	4,393
(Loss) income before income taxes and equity earnings in affiliates	74				126					587	600	569
Income tax expense (benefit)	3				49					166	139	67
Net (loss) income attributable to First Data Corporation	58				66					373	424	460
Comprehensive (loss) income attributable to First Data Corporation	(161)				76					132	331	451
Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues	(87)				(74)					(318)	(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates	(210)				(186)					(1,127)	(786)	(795)
Income tax expense (benefit)	0				0					0	0	0
Net (loss) income attributable to First Data Corporation	(243)				(207)					(1,254)	(907)	(907)
Comprehensive (loss) income attributable to First Data Corporation	$ 2				(196)					$ (841)	(784)	(898)
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues					0						0	0
(Loss) income before income taxes and equity earnings in affiliates					(278)						(1,171)	(1,244)
Income tax expense (benefit)					(77)						(302)	(543)
Net (loss) income attributable to First Data Corporation					(201)						(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation					(218)						(906)	(655)
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues					1,771						7,258	7,181
(Loss) income before income taxes and equity earnings in affiliates					158						596	564
Income tax expense (benefit)					67						301	274
Net (loss) income attributable to First Data Corporation					142						483	447
Comprehensive (loss) income attributable to First Data Corporation					151						453	449
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues					943						3,838	3,781
(Loss) income before income taxes and equity earnings in affiliates					125						523	473
Income tax expense (benefit)					47						88	45
Net (loss) income attributable to First Data Corporation					61						379	367
Comprehensive (loss) income attributable to First Data Corporation					42						283	356
As Previously Reported | Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues					(74)						(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates					(183)						(741)	(702)
Income tax expense (benefit)					0						0	0
Net (loss) income attributable to First Data Corporation					(203)						(862)	(814)
Comprehensive (loss) income attributable to First Data Corporation					$ (193)						$ (736)	$ (805)